Accounts Payable	12 Months Ended
Dec. 31, 2021
Subclassifications Of Assets Liabilities And Equities [Abstract]
Accounts Payable
23.	Accounts Payable

As at December 31, 2021 and 2020, this account consists of:

	2021	2020
	(in million pesos)
Suppliers and contractors (Note 28)	85,903	75,322
Taxes (Note 27)	1,741	2,330
Carriers and other customers (Note 28)	1,469	1,336
Related parties (Notes 25 and 28)	200	300
Others	10,405	3,125
	99,718	82,413

Accounts payable are noninterest-bearing and are normally settled within 180 days.

In 2020, one of our major suppliers entered into Trade Financing Arrangements, or TFA, to sell a portion of its Philippine Peso receivables from the Parent Company amounting to Php400 million and from Smart amounting to Php1,155 million.  Under the terms of the TFA, the Purchaser will have exclusive ownership of the purchased receivables and all of its rights, title and interest.

In 2021, two of our major suppliers entered into TFAs to sell a portion of their Philippine Peso receivables from the Parent Company amounting to Php7,559 million and from Smart amounting to Php1,834 million.

The amount reclassified from “Accounts Payable – Suppliers and contractors” to “Accounts Payable – Others” amounted to Php9,393 million and Php1,555 million as at December 31, 2021 and 2020, respectively.  There were no changes in the payment terms.

For terms and conditions pertaining to the payables to related parties, see Note 25 – Related Party Transactions.

For detailed discussion on the PLDT Group’s liquidity risk management processes, see Note 28 – Financial Assets and Liabilities – Liquidity Risk.